Consolidated Statements of Operations and Comprehensive Income (Loss)	6 Months Ended						12 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 24,739,480		$ 3,471,331		¥ 52,268,716		¥ 78,335,376		$ 11,060,101		¥ 983,168,898		¥ 39,440,897
Cost of revenues	24,709,417		3,467,112		115,167,091		181,784,576		25,666,000		753,004,179		43,530,708
Gross profit (loss)	30,063		4,219		(62,898,375)		(103,449,200)		(14,605,899)		230,164,719		(4,089,811)
Operating expenses:
Selling and marketing expenses	4,334,564		608,206		9,501,537		15,332,523		2,164,785		24,431,649		5,119,072
General and administrative expenses	25,453,212		3,571,478		31,041,335		53,402,101		7,539,794		53,197,248		24,121,823
Research and development expenses	28,934,228		4,059,919		32,953,337		88,601,470		12,509,561		131,851,602		145,455,181
Total operating expenses	58,722,004		8,239,603		73,496,209		157,336,094		22,214,140		209,480,499		174,696,076
Loss from operations	(58,691,941)		(8,235,384)		(136,394,584)		(260,785,294)		(36,820,039)		20,684,220		(178,785,887)
Other expenses (income):
Finance expense (income)	(607,804)		(85,284)		1,600,591		920,055		129,902		(4,407,504)		509,764
Interest expenses	2,009,586		281,976
Interest income	(96,679)		(13,566)		(335,986)		(489,098)		(69,055)		(2,005,580)		(3,495,208)
Other income	(851,374)		(119,461)		(3,339,708)		(6,846,803)		(966,694)		(4,021,582)		(855,959)
Total other expenses (income)	453,729		63,665		(2,075,103)		(6,415,846)		(905,847)		(10,434,666)		(3,841,403)
Loss before income tax provision	(59,145,670)		(8,299,049)		(134,319,481)		(254,369,448)		(35,914,192)		31,118,886		(174,944,484)
Income tax provision							(17,394)		(2,456)
Net income (loss)	(59,145,670)		(8,299,049)		(134,319,481)		(254,352,054)		(35,911,736)		31,118,886		(174,944,484)
Less: net loss attributable to noncontrolling interests	(1,911,930)		(268,273)				(1,528,282)		(215,777)
Net loss attributable to Nano Labs Ltd	(57,233,740)		(8,030,776)		(134,319,481)		(252,823,772)		(35,695,959)		31,118,886		(174,944,484)
Comprehensive income (loss):
Net income (loss)	(59,145,670)		(8,299,049)		(134,319,481)		(254,352,054)		(35,911,736)		31,118,886		(174,944,484)
Other comprehensive income (loss)
Foreign currency translation adjustment	4,800,723		673,616		1,771,255		155,159		21,907		4,566,656		(2,467,327)
Total comprehensive loss	(54,344,947)		(7,625,433)		(132,548,226)		(254,196,895)		(35,889,829)		35,685,542		(177,411,811)
Comprehensive loss attributable to noncontrolling interests	(1,912,013)		(268,285)				(1,528,352)		(215,787)
Comprehensive loss attributable to Nano Labs Ltd	¥ (52,432,934)		$ (7,357,148)		¥ (132,548,226)		¥ (252,668,543)		$ (35,674,042)		¥ 35,685,542		¥ (177,411,811)
Net income (loss) per ordinary share attributable to Nano Labs Ltd
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.85)	[1]	$ (0.12)	[1]	¥ (2.41)	[1]	¥ (4.29)	[2]	$ (0.61)	[2]	¥ 0.58	[2]	¥ (3.89)	[2]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.85)	[1]	$ (0.12)	[1]	¥ (2.41)	[1]	¥ (4.29)	[2]	$ (0.61)	[2]	¥ 0.58	[2]	¥ (3.89)	[2]
Weighted average number of shares used in per share calculation:
Basic (in Shares)	67,666,712	[1]	67,666,712	[1]	55,748,336	[1]	58,885,071	[2]	58,885,071	[2]	53,244,500	[2]	44,938,990	[2]
Diluted (in Shares)	67,666,712	[1]	67,666,712	[1]	55,748,336	[1]	58,885,071	[2]	58,885,071	[2]	53,307,605	[2]	44,938,990	[2]

[1]	After giving effect of the reverse stock split, see Note 11.
[2]	After giving effect of the reverse stock split, see Note 1.